LIBERTY-STEIN ROE
                     INSTITUTIONAL FLOATING RATE INCOME FUND

                         Annual Report o August 31,2001

                          LOGO: stein roe mutual funds

Contents

From the President                                                            1
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Performance Summary                                                           2
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Portfolio Managers' Report                                                    3
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Portfolio of Investments                                                      5
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Financial Statements                                                          18
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Notes to Financial Statements                                                 25
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Financial Highlights                                                          30
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Report of Independent Accountants                                             31
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Must be preceded or accompanied by a prospectus.

From the President

Dear Shareholder:

     Clearly, the prevailing market sentiment was one of caution during the 12 months ended August 31, 2001. After nearly a year of interest rate increases by the Fed, economic indicators began to show significant slowing in the domestic economy in the second half of 2000. Unfortunately, the economy's "landing" turned out to be rougher than anticipated, and fears of recession began to emerge. In response, the Fed began a series of interest rate cuts in early January. All told, we have seen nine rate cuts since the beginning of 2001, and the possibility of recession still looms large in the wake of economic uncertainty caused by the terrorist attacks of September 11.
     Floating rate loans have often provided a hedge against inflation and interest rate risk because their yield is periodically reset in response to changes in short-term interest rates. Unfortunately, in an environment of falling short-term interest rates, this means that yields must be adjusted downward. The slowing of the economy created further difficulties in the loan market. Default rates have reached historic levels, and lending volumes have decreased significantly from their 1999 levels. Despite these difficulties, returns for the Liberty-Stein Roe Institutional Floating Rate Income Fund kept pace with those of its benchmark for the 12 months ended August 31, 2001.
     In the pages that follow, portfolio managers Brian Good and Jim Fellows will provide you with more specific information about market conditions, fund performance and the strategies they employed during the period. As always, we thank you for choosing Liberty-Stein Roe Institutional Floating Rate Income Fund and for giving us the opportunity to serve your investment needs.

     Respectfully,

     /s/ Stephen E. Gibson

     Stephen E. Gibson
     President


BECAUSE ECONOMIC AND MARKET CONDITIONS CHANGE, THERE CAN BE NO ASSURANCE THAT THE TRENDS DESCRIBED IN THIS REPORT WILL CONTINUE OR COME TO PASS.

Performance Summary

     To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare the returns of the Liberty-Stein Roe Institutional Floating Rate Income Fund with its benchmark.
     The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the taxable profits a fund earns when it sells bonds that have grown in value).

AVERAGE ANNUAL TOTAL RETURN (%), Period Ended August 31, 2001
-------------------------------------------------------------


                                                             1-year        Life*
--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional Floating Rate Income Fund      4.93         7.19
--------------------------------------------------------------------------------
CSFB Leveraged Loan Index                                      4.93         4.97
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%), Period Ended June 30, 2001
-----------------------------------------------------------


                                                             1-year        Life*
--------------------------------------------------------------------------------
Liberty-Stein Roe Institutional Floating Rate Income Fund      4.49         6.83
--------------------------------------------------------------------------------
* The fund's inception date is 12/17/98. Index performance is from 12/31/98.



Line Chart:

Value of an initial $10,000 investment

December 17, 1998 through August 31, 2001

Liberty-Stein Roe Institutional
Floating Rate Income Fund:               CSFB Leveraged Loan Index*:
10000
10012                                    10000
10079.1                                  10026.1
10167.8                                  9982.36
10253.2                                  10043.3
10330.1                                  10116.2
10407.6                                  10246.4
10483.5                                  10338.9
10554.8                                  10407.8
10596                                    10370.2
10667                                    10345.7
10721.4                                  10330.8
10775                                    10397.8
10854.7                                  10469
10937.2                                  10570.9
11025.8                                  10605.8
11064.4                                  10521.9
11134.1                                  10560.3
11231                                    10648.8
11315.2                                  10713.9
11417                                    10790.4
11499.2                                  10846.1
11565.9                                  10880.7
11623.8                                  10885.9
11657.5                                  10909.9
11706.4                                  10986.2
11800.1                                  11052.2
11834.3                                  11148
11791.7                                  11160.2
11680.9                                  11113.3
11798.8                                  11246.7
11822.4                                  11260.2
11950.1                                  11289.5
12064.1                                  11379.8



* Index performance is from 12/31/98

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions. The CSFB Leveraged Loan Index is an unmanaged index that tracks the performance of senior floating rate bank loans. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Portfolio Managers' Report

PORTFOLIO MANAGERS' REPORT


The period discussed in this report ended prior to the tragic events of September 11, 2001. However, the portfolio managers believe all comments contained in this report to be accurate in light of those events.



Fund Commentary


Investment Objective:
Liberty-Stein Roe Institutional Floating Rate Income Fund seeks high current income consistent with preservation of capital by investing primarily in adjustable rate senior secured loans made to corporations, partnerships and other borrowers that operate in various industries and geographic regions (including domestic and foreign entities).

Fund Inception:
December 17, 1998

Net Assets (as of 8/31/01):
$136.0 million




     The tone of the syndicated loan market remained decidedly conservative for the 12 months ended August 31, 2001. As non-investment grade default rates increased to the highest level in 10 years, investors shifted their focus to higher-quality credits. The volume of newly issued loans increased marginally toward the end of the period, but the weak stock market and a continued lack of demand in the high yield bond market created financing difficulties for companies engaged in leveraged buyouts, mergers and acquisitions.
     The management team of the Liberty-Stein Roe Institutional Floating Rate Income Fund employs a philosophy which focuses on capital preservation and management of credit risk, regardless of credit and market conditions. We execute this inherently defensive strategy by consistently identifying critical differences between credits, thus making credit risk visible and measurable. Our support team of 17 bank loan professionals follows strict guidelines designed to uphold our fundamental approach to research.

Fund matched benchmark; outperformed peers

     Despite the difficult market conditions during the period, the Liberty-Stein Roe Institutional Floating Rate Income Fund performed well. For the 12 months ended August 31, 2001, the fund returned 4.93% without a sales charge. This return equaled that of the fund's benchmark, the CSFB Leveraged Loan Index, which also returned 4.93% for the same period. However, the fund significantly outperformed its peers, as indicated by the 12-month return of 2.61% for the Lipper Loan Participation Funds Average.1 The fund outperformed its peer group as a result of our strategies during the period, which included exiting the start-up telecommunications field and focusing on value-enhancing credit opportunities.

Interest rate cuts caused lower distribution rates

     The Federal Reserve Board has repeatedly lowered interest rates since early January 2001. The federal funds rate, which stood at 6.5% one year ago, is currently at 2.5%. The interest rate reductions which occurred through August 31 have contributed to lowering the fund's distribution rate from 9.63% as of August 31, 2000 to 7.62% at the close of the period. However, lower interest rates should benefit the fund's credit quality over the months to come, as a result of lower debt service for the fund's underlying credits.

1 Lipper Inc., a widely respected data provider in the industry, calculates an average of total returns for mutual funds with similar objectives as the fund.

Strategy: avoid credit problems and find value opportunities

     During the first half of the period, fund performance was negatively impacted because we were not proactive enough in selling poorly performing holdings in the auto and steel sectors. However, since early March we have taken a much more proactive approach to selling and avoiding issues with financial difficulties, especially in the telecommunications sector. Holdings which were eliminated from the portfolio as a result of this strategy included Winstar Communications and 360 Communications.
     Additionally, we have focused on certain value-enhancing opportunities. Our strategy of identifying credits that are trading at a discount to their intrinsic value led us to several opportunities in the health care sector. This value-based strategy has helped to improve the fund's NAV during the second half of the period, but it also presents the risks associated with investing in securities which have been discounted by the market, such as an increased likelihood of default.

Diversification a key

     During the period, we increased the portfolio's diversification in order to broaden the fund's overall industry exposure and reduce specific issuer concentration. As of August 31, 2001, the portfolio held loans from 188 senior loan issuers, up from 127 issuers as of August 31, 2000.

Cautious outlook for months to come

     Since the September 11 terrorist attacks, we have seen increased volatility in all markets, including the loan market. Resulting deterioration in economic fundamentals may have a negative impact on default expectations and credit spreads. Industry sectors about which we have immediate concerns include hotel, lodging and gaming; automotive suppliers and consumer durables. We do not have any industry exposure to the major commercial airlines.
     Our current outlook for the loan market is one of caution, given the possibility of continued economic deterioration, increased corporate distress and higher default rates over the next six to 12 months. However, we believe the market may begin to anticipate an improvement in credit quality as 2001 draws to a close. Additionally, as the pruning of the excesses of the late 1990s continues, investors may benefit from increased recovery on assets that have deteriorated over the past year.

     /s/ Brian Good                            /s/ Jim Fellows
     BRIAN GOOD                                    JIM FELLOWS


BRIAN GOOD and JIM FELLOWS, senior vice presidents of Stein Roe & Farnham Incorporated, have been portfolio managers of the Liberty-Stein Roe Institutional Floating Rate Income Fund since its inception.

An investment in the fund offers significant current income potential. However, the following could have the effect of reducing the net asset value (NAV) and distributions of the fund: defaults on the loans held in the portfolio; nonpayment of scheduled interest or principal payments; prepayment of principal by borrowers resulting in a loan's replacement with a lower-yielding security; and the valuation of the portfolio's holdings.

The fund is a continuously offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer for between 5% and 25% of outstanding shares. Each quarter, the fund's trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

4

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
Stein Roe Floating Rate Limited Liability Company

Investment Portfolio
August 31, 2001


Variable Rate Senior
Loan Interests (a) - 95.3%                                                                 Par                   Value
----------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.8%
   Alliant Techsystems:
     Term Loan A, 4/20/07..............................................             $  510,430              $  512,193
     Term Loan B, 4/20/09..............................................              2,493,750               2,530,920
   DeCrane Aircraft Holdings, Inc.:
     Term B, 9/30/05...................................................              2,927,443               2,902,108
     Term D, 12/10/05..................................................              1,481,230               1,475,690
   United Defense Industries,
     Term B, 8/13/09...................................................              2,000,000               2,012,581
   Veridian Corp.,
     Term Loan, 9/5/06.................................................              3,960,000               3,938,084
   Vought Aircraft Industries Inc.:
     Term A, 7/24/06...................................................              1,000,000                 995,468
     Term B, 7/24/07...................................................              2,414,925               2,436,517
     Term C, 7/24/08...................................................              1,682,940               1,700,873
                                                                                                        --------------
                                                                                                            18,504,434
                                                                                                        --------------

APPAREL - 0.1%
   The William Carter Co.,
     Term Loan B, 8/15/08..............................................              1,000,000               1,013,723
                                                                                                        --------------

AUTOMOTIVE - 4.7%
   142466 Ontario Ltd.,
     Term B, 8/10/07...................................................              3,964,975               3,673,293
   Collins and Aikman Products,
     Term D, 1/15/06...................................................                995,000                 958,239
   Dayco Products, LLC/Mark IV Industries:
     Term Loan A, 3/31/07..............................................              1,606,616               1,535,586
     Term B, 9/30/08...................................................              3,214,999               3,168,594
   Federal-Mogul Corp.:
     Term B, 2/24/05...................................................              1,960,000               1,309,270
     Term Loan C, 2/24/04..............................................                485,000                 467,821
   J.L. French Automotive Castings, Inc.,
     Term B, 10/21/06..................................................              3,510,561               2,891,345
   Key Plastics LLC.:(b)
     Jr. Sec. Sub Notes, 4/30/07.......................................                 37,681                  37,681
     Sr. Sec. Sub Notes, 4/30/07.......................................                101,433                 101,433
   Meridian Automotive Systems, Inc.,(b)
     Term B, 3/31/07...................................................              5,999,292               5,404,844
   Metalync Corp.,
     Term B, 11/28/08..................................................              6,993,000               6,505,849
   Stoneridge, Inc.,
     Term B, 12/31/05..................................................              1,897,892               1,877,696
   Venture Holdings Co., LLC
     Term B, 4/1/05....................................................              3,607,388               3,408,979
                                                                                                        --------------
                                                                                                            31,340,630
                                                                                                        --------------


See accompanying Notes to Investment Portfolio.

5

                                                                                           Par                   Value
BROADCASTING - 3.3%
   Comcorp/WhiteKnight,
     Term A-2, 3/31/02.................................................            $ 2,703,468             $ 2,636,963
   Emmis Communications Corp.,
     Term Loan B, 8/31/09..............................................                974,514                 981,550
   Entravision Communications Corp.,
     Term B, 12/31/08..................................................              4,000,000               4,026,348
   Gray Communications Systems, Inc.,
     Term Loan B, 12/31/05.............................................              4,975,000               4,982,848
   Sinclair Broadcast Group, Inc.,
     Incremental, 9/30/09..............................................              3,000,000               3,033,206
   UPC Financing Partnership,(b)
     Term C-2, 3/31/09.................................................              7,000,000               6,310,284
   Young Broadcasting Inc.,
     Term B, 12/31/06..................................................                309,919                 314,514
                                                                                                        --------------
                                                                                                            22,285,713
                                                                                                        --------------

BUILDING & REAL ESTATE - 1.5%
   Formica Corp.,
     Term B, 4/30/06...................................................              2,963,304               2,532,328
   Juno Lighting,
     Term B, 11/30/06..................................................                954,970                 948,663
   Tapco International Corp.:
     Term B, 6/23/07...................................................              4,052,399               3,932,992
     Term C, 6/23/08...................................................              2,827,399               2,744,508
                                                                                                        --------------
                                                                                                            10,158,491
                                                                                                        --------------

BUSINESS SERVICES - 2.0%
   Encompass,
     Term C, 5/10/07...................................................              4,443,750               4,346,337
   NATG Holdings LLC.:(b)
     Term B, 12/14/06..................................................              3,874,973               3,297,572
     Term C, 6/30/07...................................................              3,960,000               3,370,328
   Transaction Network Services, Inc.,
     Term B, 4/3/07....................................................              2,412,500               2,425,244
                                                                                                        --------------
                                                                                                            13,439,481
                                                                                                        --------------

CABLE TELEVISION - 2.0%
   Century Cable Holdings, LLC.:
     Term B, 6/30/09...................................................              1,000,000                 994,256
     Discretionary, 6/30/09............................................                500,000                 497,745
   Charter Communications Operating, LLC.,
     Incremental Term B, 12/30/08......................................              4,500,000               4,494,345
   Insight Midwest Holdings, LLC.,
     Term B, 12/31/09..................................................                500,000                 506,361
   RCN Corp.,
     Term B, 6/3/07....................................................              6,000,000               4,682,371
   Videotron Ltee,
     Term Loan B, 12/29/09.............................................              2,000,000               2,019,964
                                                                                                        --------------
                                                                                                            13,195,042
                                                                                                        --------------


See accompanying Notes to Investment Portfolio.


6


                                                                                           Par                   Value
CASINOS/GAMBLING - 1.7%
   Alliance Gaming Corp.,
     Term Loan, 12/31/06...............................................            $ 3,500,000             $ 3,515,987
   American Casinos Inc.:
     Term B, 12/20/06..................................................                680,015                 684,849
     Term C, 12/20/08..................................................                582,870                 587,013
   Argosy Gaming Co.,
     Term Loan, 7/31/08................................................              1,650,000               1,668,895
   Boyd Gaming Corp.,
     Term B, 6/15/03...................................................              2,904,750               2,914,522
   Isle of Capri Casinos:
     Term B, 3/2/06....................................................              1,063,973               1,064,137
     Term C, 3/2/07....................................................                930,976                 931,051
                                                                                                        --------------
                                                                                                            11,366,454
                                                                                                        --------------

CHEMICALS - 4.2%
   Hercules Inc.,
     Term Loan D, 11/15/05.............................................              3,482,500               3,472,968
   Huntsman Corp.:
     New Term Loan B, 6/30/04..........................................              3,010,539               2,517,564
     Term Loan C, 12/31/05.............................................              3,489,461               2,910,210
   Huntsman ICI Chemicals, LLC.:
     Term B, 6/30/07...................................................                465,253                 461,557
     Term C, 6/30/08...................................................              3,241,324               3,212,262
   ISP Technologies,
     Term Loan, 6/29/08................................................              4,000,000               3,998,650
   Lyondell Chemical Co.,
     Term E, 6/30/06...................................................              1,024,485               1,041,820
   Messer Griesheim Industries:
     Term B, 6/14/09...................................................                877,032                 887,517
     Term C, 6/14/10...................................................              1,622,968               1,642,161
   PMD Group:
     Term A, 3/31/07...................................................                625,000                 616,833
     Term B, 9/30/08...................................................              2,000,000               1,978,143
   Resolution Performance Products/RPP Capital Corp.,
     Term B, 12/31/08..................................................              5,571,429               5,627,091
                                                                                                        --------------
                                                                                                            28,366,776
                                                                                                        --------------

CONSUMER SERVICES - 0.5%
   AMF Bowling Worldwide, Inc.:
     Axel A, 3/31/03...................................................              2,534,940               2,037,458
     Axel B, 4/1/04....................................................              1,327,300               1,066,818
     Term A, 3/31/02...................................................                 78,750                  61,582
                                                                                                        --------------
                                                                                                             3,165,858
                                                                                                        --------------

CONSUMER SPECIALTIES - 2.1%
   American Greetings Corp.,
     Term Loan, 6/15/06................................................              3,000,000               3,005,018
   Jostens, Inc.:
     Term A, 5/31/06...................................................                859,709                 854,049
     Term B, 5/31/08...................................................              3,960,497               3,959,225
   Playtex Products,
     Term Loan B, 3/31/09..............................................              1,247,813               1,262,163




See accompanying Notes to Investment Portfolio.



7




                                                                                           Par                   Value
CONSUMER SPECIALTIES - (CONT)
   Weight Watchers International, Inc.:
     Term A, 9/30/05...................................................            $ 1,301,430             $ 1,304,819
     Term B, 9/30/06...................................................                438,042                 442,231
     Term B-1, 9/30/06.................................................              3,346,641               3,378,587
                                                                                                        --------------
                                                                                                            14,206,092
                                                                                                        --------------

CONTAINERS/PACKAGING - 2.5%
   Gaylord Container Corp.,
     Term Loan B, 6/19/04..............................................              4,387,957               4,196,336
   Greif Brothers,
     Term Loan B, 2/28/08..............................................              1,710,302               1,719,800
   Pliant Corp.,
     Term B, 5/31/08...................................................              3,928,571               3,768,246
   Riverwood International Corp.,
     Revolver..........................................................                150,000                 158,997
     Term Loan, 12/31/06...............................................              2,500,000               2,530,767
   United States Can Co.,
     Term B, 10/3/08...................................................              4,481,250               4,450,555
                                                                                                        --------------
                                                                                                            16,824,701
                                                                                                        --------------

DIVERSIFIED COMMERCIAL SERVICES - 1.6%
   Concentra Operating Corp.:
     Term B, 6/30/06...................................................              3,286,465               3,285,243
     Term C, 6/30/07...................................................              1,643,233               1,643,717
   EPS Solutions Corp.(c)
     Term A, 6/14/01...................................................                516,011                     (d)
   Outsourcing Solutions Inc.,
     Term B, 5/31/06...................................................              5,912,280               5,619,217
                                                                                                        --------------
                                                                                                            10,548,177
                                                                                                        --------------

DIVERSIFIED MANUFACTURING - 4.5%
   Freedom Forge Corp.,(b)
     Term Loan, 12/17/04...............................................              1,033,523                 878,494
   General  Cable Corp.,
     Term B, 5/27/07...................................................                512,150                 508,749
   Gentek Inc.,
     Term C, 10/31/07..................................................              4,955,019               4,538,749
   Jason Inc.,
     Term B, 6/30/07...................................................              4,455,000               4,349,689
   MTD Products Inc.,
     Term B, 6/20/07...................................................              3,465,000               3,466,797
   Polymer Group, Inc.:
     Term Loan B, 12/20/05.............................................              2,987,705               2,689,015
     Term C, 9/30/08...................................................              2,475,000               2,229,536
   Polypore, Inc.,
     Term B, 12/31/06..................................................              1,894,340               1,902,522
   SPX Corp.:
     Term A, 9/30/04...................................................              1,531,915               1,528,417
     Term B, 12/31/06..................................................              2,865,455               2,874,271
     Term Loan C1, 12/31/07............................................              2,493,750               2,503,926
   Yuasa Capital Inc.,
     Term B, 11/9/08...................................................              2,487,500               2,466,720
                                                                                                        --------------
                                                                                                            29,936,885
                                                                                                        --------------



8



See accompanying Notes to Investment Portfolio.



                                                                                           Par                   Value
ELECTRIC UTILITIES - 2.2%
   AES EDC Funding II, LLC.,
     Term Loan, 10/6/03................................................            $ 4,000,000             $ 3,991,472
   AES Texas Funding III, LLC.,
     Term Loan, 3/31/02................................................              1,503,846               1,502,427
   Mission Energy Holding Co.:
     Term Loan A, 7/2/06...............................................              1,298,701               1,290,895
     Term Loan B, 7/2/06...............................................              3,701,299               3,679,051
   Western Resources,
     Term B, 3/17/03...................................................              4,440,075               4,424,398
                                                                                                        --------------
                                                                                                            14,888,243
                                                                                                        --------------

ELECTRONIC COMPONENTS - 2.9%
   Knowles Electronics, Inc.,
     Term B, 6/29/07...................................................              3,967,444               3,671,224
   Manufacturers Services Ltd. Overseas Finance,(b)
     Term Loan, 9/30/05................................................              6,352,000               6,378,160
   Seagate Technology (US) Holdings, Inc.,
     Term B, 11/22/06..................................................              4,975,000               4,934,772
   Viasystems, Inc.:
     Term B, 3/31/07...................................................              2,466,722               2,296,107
     Term B Chips, 3/31/07.............................................              2,483,278               2,311,517
                                                                                                        --------------
                                                                                                            19,591,780
                                                                                                        --------------
ENGINEERING & CONSTRUCTION - 1.6%
   URS Corp.:
     Term B, 6/9/06....................................................                735,000                 738,709
     Term C, 6/9/07....................................................                735,000                 738,709
   Washington Group International(c),
     Term B, 7/7/07....................................................             12,680,000               9,462,353
                                                                                                        --------------
                                                                                                            10,939,771
                                                                                                        --------------

ENVIRONMENTAL SERVICES - 2.8%
   Allied Waste North America, Inc.:
     Term A, 7/21/05...................................................              1,000,000               1,004,160
     Term B, 7/23/06...................................................              3,151,927               3,149,771
     Term C, 7/23/07...................................................              3,782,311               3,779,444
   Duratek,
     Term Loan B, 12/8/06..............................................              1,984,925               1,931,621
   Environmental Systems Products Holdings Inc.:(c)
     Tranche 1, 12/31/04...............................................              5,322,201               4,419,298
     Tranche 2, 12/31/04...............................................                602,418                 331,542
   Stericycle Inc.,
     Term Loan B, 11/10/06.............................................                600,000                 604,623
   Synagro Technologies, Inc.,
     Term B, 7/27/07...................................................              3,748,535               3,683,614
                                                                                                        --------------
                                                                                                            18,904,073
                                                                                                        --------------

FARMING/AGRICULTURE - 1.0%
   Hines Nurseries, Inc.,
     Term B, 2/28/05...................................................              2,978,333               2,876,319
   Quality Stores, Inc.,(b)
     Term B, 5/7/06....................................................              2,828,895               2,122,893
   United Industries Corp.,
     Term Loan B, 1/20/06..............................................              1,500,000               1,404,999
                                                                                                        --------------
                                                                                                             6,404,211
                                                                                                        --------------




See accompanying Notes to Investment Portfolio.



9




                                                                                           Par                   Value
FINANCE COMPANIES- 0.2%
   Finova Capital Corp.,
     Note, 5/15/09.....................................................            $ 1,500,000             $ 1,106,250
                                                                                                        --------------

FOOD CHAINS - 1.1%
   Big V Supermarkets, Inc.,(c)
     Term B, 8/10/03...................................................              2,089,296               1,671,437
   Buffets, Inc.,
     Term A, 3/31/07...................................................              1,490,000               1,506,319
   Carrols Corp.,
     Term B, 12/31/07..................................................              3,975,000               3,961,632
                                                                                                        --------------
                                                                                                             7,139,388
                                                                                                        --------------

FOOD MANUFACTURING - 3.6%
   American Seafoods Group, LLC.,
     Term B, 12/31/05..................................................              2,925,102               2,933,122
   Commonwealth Brands, Inc.,
     Term Loan, 12/31/04...............................................              5,500,000               5,509,316
   CP Kelco US Inc.:
     Term B, 3/31/08...................................................              3,862,500               3,667,265
     Term C, 9/30/08...................................................              1,287,500               1,223,495
   Del Monte Corp.,
     Term Loan, 3/31/08................................................                748,125                 757,249
   Flower Foods, Inc.,
     Term Loan B, 3/26/07..............................................              1,000,000               1,011,452
   Merisant Corp.,
     Term B, 3/31/07...................................................              3,016,217               3,022,471
   Michael Foods Inc.,
     Term B, 4/10/08...................................................              1,246,875               1,264,199
   New World Pasta Co.,
     Term B, 1/28/06...................................................              2,512,175               2,503,225
   Pinnacle Foods Holding Corp.,
     Term Loan, 5/22/08................................................              2,000,000               2,004,626
                                                                                                        --------------
                                                                                                            23,896,420
                                                                                                        --------------

HEALTHCARE SERVICES - 3.1%
   Advanced Paradigm, Inc.,
     Term B, 10/2/07...................................................              2,870,859               2,907,720
   Alliance Imaging Inc.,
     Term A, 10/31/06..................................................              3,549,618               3,551,786
   Caremark, RX, Inc.,
     Term Loan, 3/15/06................................................                997,500               1,008,237
   Integrated Health Services, Inc.,(c)
     Revolver, 9/30/03.................................................              5,000,000               3,012,500
   Stewart Enterprises, Inc.,
     Term Loan, 6/30/06................................................              5,500,000               5,542,293
   Team Health, Inc.,
     Term B, 1/30/05...................................................              4,692,428               4,688,589
                                                                                                        --------------
                                                                                                            20,711,125
                                                                                                        --------------

HOME FURNISHINGS - 0.1%
   Simmons Co.,
     Term B, 10/29/05..................................................                419,125                 420,572
                                                                                                        --------------




See accompanying Notes to Investment Portfolio.



10




                                                                                           Par                   Value

HOSPITAL MANAGEMENT - 1.9%
   Columbia-Healthone LLC.,
     Term B, 6/30/05...................................................           $  1,965,517            $  1,977,802
   Community Health Systems, Inc.,
     Term D, 12/31/05..................................................              2,182,341               2,197,095
   Iasis Healthcare Corp.,
     Term B, 7/30/06...................................................              3,445,841               3,444,793
   Meditrust Corp.,
     Term Loan, 5/31/03................................................                500,000                 502,435
   Triad Hospitals, Inc.:
     Term Loan A, 3/31/07..............................................              3,500,000               3,512,146
     Term Loan B, 9/30/08..............................................              1,000,000               1,012,423
                                                                                                        --------------
                                                                                                            12,646,694
                                                                                                        --------------

HOTELS/RESORT - 1.4%
   Extended Stay America, Inc.,
     Term Loan B, 1/15/08..............................................              3,000,000               3,014,510
   Sunburst Hospitality Corp.,
     Tranche 2, 12/31/05...............................................              2,702,537               2,700,492
   Wyndham International, Inc.,
     Term B, 6/30/06...................................................              3,500,000               3,415,272
                                                                                                        --------------
                                                                                                             9,130,274
                                                                                                        --------------

INDUSTRIAL MACHINERY - 0.1%
   Terex Corp.,
     Term C, 3/6/06....................................................                595,255                 597,736
                                                                                                        --------------

INSURANCE BROKER/SERVICE - 1.7%
   Conseco Industries,
     Term Loan 03, 9/25/03.............................................              5,500,000               5,096,443
   Tack Acquisition Corp.,
     Term Loan B, 3/31/07..............................................                500,000                 499,911
   Willis North America, Inc.:
     Term C, 2/19/08...................................................              2,761,237               2,768,377
     Term D, 8/19/08...................................................              2,761,237               2,768,377
                                                                                                        --------------
                                                                                                            11,133,108
                                                                                                        --------------

MEDIA CONGLOMERATES - 1.2%
   Bridge Information Systems:(c)
     Multidraw, 5/29/03................................................              1,426,713                 844,293
     Revolver, 7/7/03..................................................                923,819                 545,053
     Term Loan A, 7/7/03...............................................              2,990,590               1,764,448
     Term B, 7/7/05....................................................              8,487,216               5,007,458
                                                                                                        --------------
                                                                                                             8,161,252
                                                                                                        --------------

MEDICAL SPECIALTIES - 0.9%
   Dade Behring Inc.:
     Term B, 6/30/06...................................................              2,515,515               2,077,917
     Term C, 6/30/07...................................................              3,501,168               2,890,141
   Stryker Corp.,
     Term B, 12/4/05...................................................                710,966                 714,743
                                                                                                        --------------
                                                                                                             5,682,801
                                                                                                        --------------




See accompanying Notes to Investment Portfolio.



11




                                                                                           Par                   Value
METAL FABRICATIONS - 2.4%
   Mueller Group, Inc.:
     Term B, 8/16/06...................................................            $ 2,984,323             $ 2,990,992
     Term C, 8/16/07...................................................              2,984,322               2,991,196
     Term D, 8/16/07...................................................              1,728,125               1,740,578
   OM Group, Inc.:
     Term B, 6/30/08...................................................              3,000,000               3,013,364
     Asset Sale TL, 8/23/02............................................              5,000,000               5,016,933
                                                                                                        --------------
                                                                                                            15,753,063
                                                                                                        --------------

METALS/MINING - 2.2%
   Dressers, Inc.:
     Term Loan A, 4/10/07..............................................              3,000,000               3,028,059
     Term B, 4/10/09...................................................              5,000,000               5,076,977
   LTV Corp.:
     DIP, 6/30/02......................................................              1,066,425                 927,812
     Term B, 10/31/04..................................................              2,154,167               1,858,085
   Stillwater Mining Co.,
     Term B, 12/31/07..................................................              3,990,000               4,003,755
                                                                                                        --------------
                                                                                                            14,894,688
                                                                                                        --------------

MILITARY/GOVERNMENT - 1.0%
   Titan Corp.:
     Term B, 2/23/07...................................................              1,984,925               1,976,173
     Term C, 6/1/07....................................................              4,809,125               4,788,812
                                                                                                        --------------
                                                                                                             6,764,985
                                                                                                        --------------

MOVIES/ENTERTAINMENT - 2.7%
   Metro-Goldwyn-Mayer Studios Inc.,
     Term A, 3/31/05...................................................              5,000,000               4,968,057
   Regal Cinemas, Inc.,(c)
     Term Loan A, 5/27/07..............................................              5,000,000               4,953,570
   Six Flags Theme Park Inc.,
     Term B, 9/30/05...................................................              3,000,000               3,031,829
   United Artists Theatre Co.,
     Term Loan, 1/24/05................................................              5,574,533               5,398,590
                                                                                                        --------------
                                                                                                            18,352,046
                                                                                                        --------------

OFFICE SUPPLIES - 0.4%
   Mail-Well Inc.,
     Term B, 2/22/07...................................................              3,099,696               2,994,734
                                                                                                        --------------

OIL REFINING/MARKETING - 1.3%
   Ocean Rig 2,
     Term Loan, 6/30/06................................................              4,500,000               4,115,243
   Port Arthur Finance Corp.,
     Term B, 6/15/07...................................................              4,620,000               4,614,242
                                                                                                        --------------
                                                                                                             8,729,485
                                                                                                        --------------


See accompanying Notes to Investment Portfolio.



12


                                                                                           Par                   Value
PAPER - 1.3%
   Bear Island Paper Co.,
     Term, 12/31/05....................................................             $  271,038              $  266,999
   Grant Forest Products Inc.,
     Term B, 10/12/08..................................................              1,977,538               1,985,310
   Port Townsend Paper Corp.,
     Term Loan B, 3/16/07..............................................              1,995,000               1,973,371
   Potlatch Corp.,
     Term B, 6/29/05...................................................              1,500,000               1,516,287
   Stone Container Corp.,
     Term F, 12/31/05..................................................              3,245,436               3,256,792
                                                                                                        --------------
                                                                                                             8,998,759
                                                                                                        --------------

PRINTING/PUBLISHING - 2.1%
   American Media Operations, Inc.,
     Term B, 4/1/07....................................................                498,750                 501,958
   Canwest Media Inc.:
     Term Loan B-2, 5/15/08............................................              1,829,509               1,849,154
     Term Loan C-2, 5/15/09............................................              1,142,991               1,155,264
   DIMAC Holdings.:(c)
     Term A, 12/31/05..................................................                246,193                  27,081
     Term B, 1/1/02....................................................                 90,960                  72,768
   DIMAC Marketing Partners:(c)
     Revolver, 7/1/03..................................................                 27,443                   3,019
     Tranche A, 7/1/03.................................................                 65,265                   7,179
     Tranche B, 1/1/05.................................................                246,193                  27,081
   Muzak, LLC.,(b)
     Term B, 12/31/06..................................................              2,474,942               2,466,231
   Transwestern Publishing Co., LLC.,
     Term Loan B, 6/27/08..............................................              2,000,000               2,021,890
   Weekly Reader Corp./Compass Learning Inc.,
     Term B, 11/30/06..................................................              5,917,273               5,727,079
                                                                                                        --------------
                                                                                                            13,858,704
                                                                                                        --------------

RAIL/SHIPPING - 1.5%
   Helm Financial Corp.,(b)
     Term B, 10/18/06..................................................              6,467,500               6,347,382
   Kansas City Southern Railway Co.,
     Term Loan B, 12/31/06.............................................                995,000               1,004,329
   RailAmerica Transportation Corp.,
     Term B, 12/31/06..................................................              2,584,019               2,599,449
                                                                                                        --------------
                                                                                                             9,951,160
                                                                                                        --------------

REAL ESTATE INVESTMENT TRUST - 1.8%
   Corrections Corp. of America:
     Term B, 12/31/02..................................................              2,740,659               2,644,799
     Term C, 12/31/02..................................................              2,293,407               2,213,220
   Ventas Realty,
     Term C, 12/31/07..................................................              7,005,731               6,923,570
                                                                                                        --------------
                                                                                                            11,781,589
                                                                                                        --------------





See accompanying Notes to Investment Portfolio.


13


                                                                                           Par                   Value
RENTAL/LEASING COMPANIES - 0.4%
   NationsRent, Inc.,
     Term B, 7/20/06...................................................            $ 3,000,000             $ 2,205,782
   Rent-A-Center Inc.,
     Term B, 1/31/06...................................................                337,961                 343,220
                                                                                                        --------------
                                                                                                             2,549,002
                                                                                                        --------------

RETAIL STORES - 1.0%
   Hartz Mountain,
     Term Loan, 12/31/07...............................................                496,982                 500,694
   Rite Aide Corp.,
     Term Loan, 6/27/05................................................              4,000,000               4,011,747
   Travel Centers of America, Inc.,
     Term Loan, 11/14/08...............................................              2,000,000               2,017,691
                                                                                                        --------------
                                                                                                             6,530,132
                                                                                                        --------------

SEMICONDUCTORS - 0.3%
   On Semiconductor Components Industries, LLC.:
     Term B, 8/4/06....................................................                481,481                 430,673
     Term C, 8/4/07....................................................                518,519                 464,378
     Term D, 8/4/07....................................................              1,300,000               1,165,441
                                                                                                        --------------
                                                                                                             2,060,492
                                                                                                        --------------

STEEL/IRON ORE - 1.5%
   Isput Inland, LP.:
     Term B, 7/16/05...................................................              2,455,790               2,000,725
     Term C, 7/16/06...................................................              2,455,790               2,000,725
   UCAR Finance Inc.,
     Term B, 12/31/07..................................................              5,800,453               5,696,866
                                                                                                        --------------
                                                                                                             9,698,316
                                                                                                        --------------

TELECOMMUNICATIONS INFRASTRUCTURE EQUIPMENT - 1.0%
   Global Crossing Holdings, Inc.,
     Term B, 6/30/06...................................................              2,000,000               1,810,701
   Spectrasite Communications, Inc.,
     Tranche B-TL, 12/31/07............................................              5,000,000               4,655,126
                                                                                                        --------------
                                                                                                             6,465,827
                                                                                                        --------------

TELECOMMUNICATIONS SERVICES - 4.7%
   Alec Acquisition Corp.:
     Term B, 11/14/07..................................................              1,578,947               1,527,237
     Term C, 5/14/08...................................................              1,421,053               1,369,728
   Broadwing Inc.:
     Term Loan B, 11/2/06..............................................              1,500,000               1,477,987
     Incremental Term C, 6/29/07.......................................              1,500,000               1,492,913
   Cricket Communications, Inc.,(b)
     Vendor TL, 6/30/07................................................              5,500,000               4,627,785
   GT Group Telecom Services Corp.,(b)
     Lucent Term A, 6/30/08............................................              5,000,000               4,253,886
   ICG Communications, Inc.,
     Term B, 3/31/06...................................................                479,809                 470,213
   KMC Telecom, Inc.,
     Term, 7/1/07......................................................              2,000,000               1,602,628


See accompanying Notes to Investment Portfolio.


14


                                                                                           Par                   Value
TELECOMMUNICATIONS SERVICES - (CONT)
   McLeodUSA Inc.,
     Term B, 5/31/08...................................................            $ 4,000,000             $ 3,334,241
   Time Warner Telecom,
     Term B, 3/31/08...................................................              3,500,000               3,453,947
   Valor Telecommunications Enterprises, LLC,
     Term B, 8/31/07...................................................              4,962,500               4,906,014
   XO Communications, Inc.,
     Term B, 10/31/05..................................................              4,000,000               3,142,362
                                                                                                        --------------
                                                                                                            31,658,941
                                                                                                        --------------

TEXTILES - 0.7%
   SI Corp.,
     Term B, 12/14/07..................................................              4,981,250               4,444,029
                                                                                                        --------------

TOBACCO - 0.8%
   UST Inc.,
     Term B, 2/16/05...................................................              5,445,000               5,523,837
                                                                                                        --------------

TRANSPORTATION - 2.3%
   Evergreen International Aviation, Inc.:
     Term B-1, 5/7/03..................................................                899,513                 697,277
     Term B-2, 5/7/04..................................................              3,598,135               2,791,789
   Gemini Air,
     Term A, 8/12/05...................................................              3,193,034               2,803,870
   Great Lakes Transportation,
     Term Loan, 3/23/08................................................                985,000                 969,332
   Motor Coach Industries:
     Term Loan, 6/16/06................................................              1,899,087               1,491,787
     Term B, 6/16/06...................................................              1,365,115               1,137,018
   Osh Kosh Truck Corp.,
     Term Loan B, 1/31/07..............................................              1,000,000               1,008,654
   Transportation Technology,(b)
     Term B, 3/31/07...................................................              5,495,430               4,675,973
                                                                                                        --------------
                                                                                                            15,575,700
                                                                                                        --------------

VETERINARY SERVICES - 0.4%
   Vicar Operating, Inc.,
     Term Loan B, 9/20/06..............................................              2,500,000               2,511,989
                                                                                                        --------------

WIRELESS TELECOMMUNICATIONS - 6.2%
   American Cellular Corp.:
     Term B, 3/31/08...................................................              1,245,675               1,232,932
     Term C, 3/31/09...................................................              1,423,629               1,409,065
   Centennial Cellular Operating Co., LLC.:
     Term B, 5/31/07...................................................              2,361,386               2,288,644
     Term C, 11/30/07..................................................              1,628,382               1,577,972
   Dobson Operating Co.,
     Term B, 12/31/07..................................................              2,093,125               2,081,055
   Nextel Finance Co.:
     Term B, 6/30/08...................................................              5,250,000               4,868,741
     Term C, 12/31/08..................................................              5,250,000               4,868,668
     Term D, 3/31/09...................................................              4,500,000               4,098,369
   Nextel Partners, Inc.,
     Term, 1/29/08.....................................................              6,000,000               5,828,652


15


See accompanying Notes to Investment Portfolio.




                                                                                           Par                   Value
WIRELESS TELECOMMUNICATIONS - (CONT)
   Rural Cellular Corp.:
     Term B, 10/3/08...................................................            $ 2,250,000             $ 2,209,425
     Term C, 4/3/09....................................................              2,250,000               2,209,659
   Sygnet Wireless, Inc.:
     Term B, 3/23/07...................................................                858,982                 842,768
     Term C, 12/23/07..................................................              3,861,481               3,754,508
   Ubiquitel Operating Co.,
     Term B, 11/17/08..................................................              4,500,000               4,390,807
                                                                                                        --------------
                                                                                                            41,661,265
                                                                                                        --------------

TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
   (cost of $648,844,951)..............................................                                    636,464,898
                                                                                                        --------------

Common Stocks - 0.2%                                                                    Shares
-------------------
ENVIRONMENTAL SERVICES - 0.0%
   Environmental Systems Products, Inc.................................                  3,445                     (d)
                                                                                                        --------------

MOVIES/ENTERTAINMENT  - 0.2%
   United Artist(e)....................................................                113,730               1,023,573
                                                                                                        --------------

TOTAL COMMON STOCKS
   (cost of $3,891,649)................................................                                      1,023,573
                                                                                                        --------------


Preferred Stocks - 0.0%

ENVIRONMENTAL SERVICES - 0.0%
   Dimac Inc.(c)(e)....................................................                    483                     (d)
   Environmental Systems Products, Inc.................................                    570                   6,551
                                                                                                        --------------

TOTAL PREFERRED STOCKS
   (cost of $697,302)..................................................                                          6,551
                                                                                                        --------------
Short-Term Obligations - 3.7%                                                              Par
COMMERCIAL PAPER - 3.7%
   American Home Products,
     3.720%, 9/4/01....................................................            $10,000,000               9,996,900
   Dow Chemical Corp.,
     3.700%, 9/4/01....................................................             10,000,000               9,996,917
   Enron Corp.,
     3.770%, 9/4/01....................................................              4,500,000               4,500,000
                                                                                                        --------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $24,493,817)...............................................                                     24,493,817
                                                                                                        --------------


TOTAL INVESTMENTS - 99.2%
   (cost of $677,927,719)(f)...........................................                                    661,988,839
                                                                                                        --------------

   OTHER ASSETS & LIABILITIES, NET - 0.8%..............................                                      5,463,014
                                                                                                        --------------
NET ASSETS - 100.0%....................................................                                   $667,451,853
                                                                                                        --------------



See accompanying Notes to Investment Portfolio.


16

NOTES TO INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

(a) Senior Loans in which the Portfolio invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (`LIBOR') and (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(b) Represents fair value as determined in good faith under the direction of the Trustees.

(c) This issuer is in default of certain covenants. Income is not being accrued.

(d)  Rounds to less than one.

(e)  Non-income producing.

(f) At August 31, 2001, the cost of investments for federal income tax purposes was $678,095,219.

               Acronym                             Name
               -------                            ------
                 DIP                       Debtor in Possession


See accompanying Notes to Financial Statements.

Stein Roe Floating Rate Limited Liability Company

Statement of Assets and Liabilities
August 31, 2001

ASSETS
Investments, at value (cost of $677,927,719) ...............        $661,988,839
Cash .......................................................           2,406,449
Receivable for:
   Investments sold ........................................              20,891
   Interest and fees .......................................           4,324,034
Other assets ...............................................              81,410
                                                                    ------------
   Total Assets ............................................         668,821,623
                                                                    ------------
LIABILITIES
Deferred facility fees .....................................           1,113,002
Payable for:
   Investments purchased ...................................                 804
   Management fee ..........................................             243,801
Other liabilities ..........................................              12,163
                                                                    ------------
   Total Liabilities .......................................           1,369,770
                                                                    ------------
Net Assets .................................................        $667,451,853
                                                                    ============


See accompanying Notes to Financial Statements.

Statement of Operations
For the Year Ended August 31, 2001



INVESTMENT INCOME
Interest income.....................................................$ 60,898,554
Fee income..........................................................     830,833
                                                                    ------------
   Total Investment Income..........................................  61,729,387
EXPENSES
Management fee....................................   $2,932,458
Transfer agent fee................................        6,000
Bookkeeping fee...................................       35,350
Trustees' fee.....................................        8,367
Custody fees......................................       30,220
Legal fees........................................      198,109
Other expenses....................................      270,312
                                                    -----------
   Total Expenses.................................    3,480,816
Custody credits earned............................       (2,671)
                                                    -----------
   Net Expenses....................................................   3,478,145
                                                                   ------------
   Net Investment Income...........................................  58,251,242
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on investments................................... (10,920,726)
Net change in unrealized appreciation/depreciation on investments.. (14,498,371)
                                                                   ------------
   Net Loss........................................................ (25,419,097)
                                                                   ------------
Increase in Net Assets from Operations.............................$ 32,832,145
                                                                   ============


See accompanying Notes to Financial Statements.


Statement of Changes in Net Assets
                                                                           YEAR ENDED       YEAR ENDED
                                                                           AUGUST 31,       AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS                                                2001             2000
                                                                        -------------    -------------
OPERATIONS:
Net investment income ..................................................$  58,251,242    $  23,392,751
Net realized gain (loss) on investments ................................  (10,920,726)         243,143
Net change in unrealized appreciation/depreciation on investments ......  (14,498,371)      (1,717,520)
                                                                        -------------    -------------
   Net Increase from Operations ........................................   32,832,145       21,918,374
                                                                        -------------    -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions ..........................................................  373,685,346      375,732,140
Withdrawals ............................................................ (246,730,943)     (18,278,209)
                                                                        -------------    -------------
   Net Increase from Transactions in Investors' Beneficial Interest ....  126,954,403      357,453,931
                                                                        -------------    -------------
   Net Increase in Net Assets ..........................................  159,786,548      379,372,305
TOTAL NET ASSETS
Beginning of period ....................................................  507,665,305      128,293,000
                                                                        -------------    -------------
End of period ..........................................................$ 667,451,853    $ 507,665,305
                                                                        =============    =============


See accompanying Notes to Financial Statements.


Statement of Cash Flows
For the Year Ended August 31, 2001

INCREASE (DECREASE) IN CASH
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net Investment Income ........................................    $  58,251,242

Adjustments to reconcile net increases in net assets from
  operations to net cash
  used in operating activities:
   Purchases of investment securities ........................     (568,328,893)
   Proceeds from disposition of investment securities ........      379,229,842
   Sale of short-term investments, net .......................        6,454,238
   Increase in interest and fees receivable ..................          (13,034)
   Decrease in receivable for investments sold ...............          938,648
   Increase in other assets ..................................          (62,420)
   Increase in payable for deferred facility fees ............          149,736
   Increase in payable for accrued expenses ..................           49,452
   Increase in payable for investments purchased .............              804
   Decrease in other liabilities .............................          (13,684)
   Net amortization/accretion of income ......................       (1,365,777)
                                                                  -------------
Net cash used by operating activities ........................     (124,709,846)
                                                                  -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from capital contributions .......................      373,685,346
   Payment of capital withdrawals ............................     (246,730,943)
                                                                  -------------
Net cash provided from financing activities ..................      126,954,403
                                                                  -------------
Net Increase in Cash .........................................        2,244,557

CASH:
Beginning of period ..........................................          161,892
                                                                  -------------
End of period ................................................    $   2,406,449
                                                                  =============


See accompanying Notes to Financial Statements.

Liberty-Stein Roe Institutional Floating Rate Income Fund


Statement of Assets and Liabilities
August 31, 2001

ASSETS
Investment in Portfolio, at value ...........................     $ 136,851,187
Expense reimbursement due from Advisor ......................            27,020
Other assets ................................................            21,671
                                                                  -------------
   Total Assets .............................................       136,899,878
                                                                  -------------
LIABILITIES
  Payable for:
   Distributions ............................................           879,701
   Administrative fee .......................................            22,639
   Bookkeeping fee ..........................................             4,333
   Transfer agent fee .......................................             9,094
Other liabilities ...........................................            20,075
                                                                  -------------
   Total Liabilities ........................................           935,842
                                                                  -------------
NET ASSETS ..................................................     $ 135,964,036
                                                                  =============
COMPOSITION OF NET ASSETS
Paid in capital .............................................     $ 142,956,124
Undistributed net investment income .........................           176,931
Accumulated net realized loss allocated from Portfolio ......        (3,002,871)
Net unrealized depreciation on investments allocated
   from Portfolio ...........................................        (4,166,148)
                                                                  -------------
   Net Assets ...............................................     $ 135,964,036
                                                                  =============
Shares outstanding (unlimited number authorized) ............        14,141,562
                                                                  =============
Net asset value per share ...................................     $        9.61
                                                                  =============


See accompanying Notes to Financial Statements.

Statement of Operations
For the Year Ended August 31, 2001


INVESTMENT INCOME
Interest income and fees allocated from Portfolio................... $15,260,112
EXPENSES
Expenses allocated from Portfolio...................   $  838,620
Administrative fee..................................      316,835
Bookkeeping fee.....................................       31,327
Custody fee.........................................        1,238
Transfer agent fee..................................       85,737
Other expenses......................................       62,379
                                                      -----------
   Total Expenses...................................    1,336,136
Expense reimbursement from Advisor..................     (150,985)
                                                      -----------
   Net Expenses...................................................    1,185,151
                                                                   ------------
   Net Investment Income..........................................   14,074,961
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss on investments allocated from Portfolio.........   (3,002,731)
Net change in unrealized appreciation/depreciation on
   investments allocated from Portfolio...........................   (3,189,244)
                                                                   ------------
   Net Loss.......................................................   (6,191,975)
                                                                   ------------
INCREASE IN NET ASSETS FROM OPERATIONS............................  $ 7,882,986
                                                                   ============


See accompanying Notes to Financial Statements.


Statement of Changes in Net Assets
                                                                                   YEAR ENDED               YEAR ENDED
                                                                                    AUGUST 31,              AUGUST 31,
INCREASE (DECREASE) IN NET ASSETS                                                         2001                    2000
                                                                                 -------------           -------------
OPERATIONS:
Net investment income..................................................           $ 14,074,961            $ 13,981,503
Net realized gain (loss) on investments allocated from Portfolio.......             (3,002,731)                149,286
Net change in unrealized appreciation/depreciation on
   investments allocated from Portfolio................................             (3,189,244)             (1,250,045)
                                                                                 -------------           -------------
   Net Increase from Operations........................................              7,882,986              12,880,744
                                                                                 -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income.............................................            (13,923,602)            (13,949,721)
From net realized gains................................................               (149,426)                (38,222)
                                                                                 -------------           -------------
   Total Distributions to Shareholders.................................            (14,073,028)            (13,987,943)
                                                                                 -------------           -------------
SHARE TRANSACTIONS:
Subscriptions..........................................................              9,209,388              62,900,521
Distributions reinvested...............................................             12,816,596              13,015,080
Redemptions............................................................            (64,532,771)            (17,342,537)
                                                                                 -------------           -------------
   Net Increase (Decrease) from Share Transactions.....................            (42,506,787)             58,573,064
                                                                                 -------------           -------------
   Net Increase (Decrease) in Net Assets...............................            (48,696,829)             57,465,865
TOTAL NET ASSETS
Beginning of period....................................................            184,660,865             127,195,000
                                                                                 -------------           -------------
End of period (including undistributed net investment income
   of $176,931 and $27,572, respectively)..............................           $135,964,036            $184,660,865
                                                                                 =============           =============
CHANGES IN SHARES:
Subscriptions..........................................................                950,984               6,276,825
Issued for distributions reinvested....................................              1,307,748               1,298,651
Redemptions............................................................             (6,589,694)             (1,728,917)
                                                                                 -------------           -------------
   Net Increase (Decrease).............................................             (4,330,962)              5,846,559
                                                                                 =============           =============

See accompanying Notes to Financial Statements.


Notes to Financial Statements


Notes to Financial Statements
August 31, 2001



Note 1. Organization

     Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital.
     The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At August 31, 2001, Liberty-Stein Roe Institutional Floating Rate Income Fund and Liberty Floating Rate Fund owned 20.5% and 79.5%, respectively, of the Portfolio.

Note 2. Significant Accounting Policies

     The following summarizes the significant accounting policies of the Fund and Portfolio. These policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investment Valuations

     The value of the Portfolio is determined in accordance with guidelines established, and periodically reviewed, by the Board of Trustees. Senior Loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe and Farnham Incorporated (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), on behalf of the Portfolio at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period, and maturity of such Senior Loan interests; and (iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.
     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the last day, at current quoted bid price.

Investment Transactions and Investment Income

     Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security. Realized gains and losses from investment transactions are reported on an identified cost basis. Unamortized facility fees are reflected as deferred fees on the Statement of Assets and Liabilities.

Federal Income Taxes

     No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

Distributions to Shareholders

     Dividends from net investment income are declared by the Fund and recorded each business day and are paid monthly. Capital gains distributions, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles, which may treat certain transactions differently than generally accepted accounting principles. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Permanent differences in the recognition or classification of income between the financial statements and tax earnings are reclassified to paid-in capital.

Capital Loss Carryforwards:

     At August 31, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

               YEAR OF EXPIRATION             CAPITAL LOSS CARRYFORWARDS
                      2009                             $16,991

     Additionally, net capital losses of $2,951,537 attributable to transactions occurring after October 31, 2000 are treated as arising on the first day of the next taxable year.

Statement of Cash Flows

     Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at August 31, 2001.

Note 3. Trustees' Fees and Transactions with Affiliates

Management & Administrative fees

     The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to the Advisor, an affiliate of Liberty Financial Companies, Inc. ("Liberty Financial"), for its services as investment advisor and manager.
     The management fee for the Portfolio is computed at an annual rate of 0.45% of average daily net assets. The administrative fee for the Fund is computed at an annual rate of 0.20% of average daily net assets.
     Liberty Financial, an intermediate parent of the Portfolio's investment advisor, has entered into an agreement with Fleet National Bank for the sale of Liberty Financial's asset management business, including each of the Liberty Financial affiliates. This proposed transaction may result in a change of control of the Portfolio's investment advisor and, therefore, an assignment of its existing investment advisory contract with the Portfolio. Liberty Financial has obtained approval of a new investment advisory contract by the Portfolio's Board of Managers and shareholders. This contract is identical to the current contract in all material respects except for its effective and termination dates. The transaction is expected to be completed prior to the end of 2001.

Bookkeeping Fee

     The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.
     During the period September 1, 2000 to June 30, 2001, the Advisor provided bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of each of the Portfolio's and Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Portfolio and Fund, the Advisor receives from the Portfolio and Fund an annual flat fee of $10,000 and $5,000 respectively, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer Agent Fee
     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.
     Prior to July 1, 2001, the Transfer Agent received a monthly fee of 0.05% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions plus reimbursement for certain out-of-pocket expenses.
     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Expense Limits

     The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 0.75% of the Fund's average daily net assets.

Other

     The Portfolio and Fund pay no compensation to their officers, all of whom are employees of the Advisor.

Note 4. Investment Transactions

     The Portfolio's aggregate cost of purchases and proceeds from sales other than short-term obligations for the year ended August 31, 2001 were $568,328,893 and $379,229,842, respectively.
     Unrealized appreciation (depreciation) at August 31, 2001, based on cost for federal tax purposes was:

     Gross Unrealized appreciation          $  9,278,649
     Gross Unrealized depreciation           (25,385,029)
                                            ------------
          Net unrealized depreciation       $(16,106,380)
                                            ============

Note 5. Tender of Shares

     The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15th day of September, December, March and June each year, or the next business day if the 15th is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the year ended August 31, 2001, there were three tender offers in December, March and June. The Fund offered to repurchase 20%, 25% and 15% of its shares and 12.23%, 21.68% and 3.75%, respectively of shares outstanding were tendered.

Note 6. Senior Loan Participation Commitments

     The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.
     At August 31, 2001, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

                                                   PRINCIPAL
SELLING PARTICIPANT                                  AMOUNT                VALUE
--------------------------------------------------------------------------------
Goldman Sachs Credit Partners LP                   $5,170,494         $4,077,325
Morgan Stanley Senior Funding, Inc.                 3,000,000          3,026,874

     The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

Note 7. Unfunded Loan Commitments

     As of August 31, 2001, the Portfolio had unfunded loan commitments of $5,626,423, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

                 BORROWER                                  UNFUNDED COMMITMENTS
  ---------------------------                             ----------------------
  Bridge Information Systems, DIP Facility                          $  576,181
  LTV Corp., DIP Facility                                              433,575
  Noveon, Inc.                                                         625,000
  Riverwood International Corp.                                      1,100,000
  The Williams Carter Co.                                            1,091,667
  Washington Group International, DIPFacility                        1,800,000
                                                          ----------------------
                                                                   $ 5,626,423

Financial Highlights

Stein Roe Floating Rate Limited Liability Company
                                                                            YEAR ENDED               PERIOD
                                                                            AUGUST 31,                ENDED
                                                                       ---------------------     AUGUST 31,
                                                                          2001          2000           1999(a)
                                                                       -------       -------     ----------
RATIOS TO AVERAGE NET ASSETS
Expenses.........................................................        0.53%(b)      0.55%          0.96%(c)
Net investment income............................................        8.94%(b)      9.26%          7.59%(c)
Portfolio turnover...............................................          63%           21%            17%

(a)  From commencement of operations on December 17, 1998.

(b)  The benefits derived from custody credits had no impact.

(c)  Annualized

Liberty-Stein Roe Institutional Floating Rate Income Fund
Selected data of a share outstanding throughout each period is as follows:
                                                                            YEAR ENDED                 PERIOD
                                                                            AUGUST 31,                  ENDED
                                                                       ----------------------      AUGUST 31,
                                                                          2001          2000           1999(a)
                                                                       ---------     ---------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD.............................      $   10.00     $   10.07         $10.00
                                                                       ---------     ---------        -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income............................................           0.87(b)       0.88           0.51
Net realized and unrealized gain(loss) allocated from Portfolio..          (0.40)        (0.07)          0.07
                                                                       ---------     ---------        -------
   Total from Investment Operations..............................           0.47          0.81           0.58
                                                                       ---------     ---------        -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income.......................................          (0.85)        (0.88)         (0.51)
In excess of net investment income...............................             --            --             (c)
From net realized gains..........................................          (0.01)           (c)             --
                                                                       ---------     ---------        -------
   Total Distributions Declared to Shareholders..................          (0.86)        (0.88)         (0.51)
                                                                       ---------     ---------        -------
NET ASSET VALUE, END OF PERIOD...................................      $    9.61     $   10.00         $10.07
                                                                       =========     =========        =======
Total return (d).................................................          4.93%         8.52%          5.94%(f)
                                                                       =========     =========        =======

RATIOS TO AVERAGE NET ASSETS
Net Expenses.....................................................          0.75%         0.75%          0.87%(e)
Net investment income............................................          8.90%         8.97%          7.68%(e)
Waiver / reimbursement...........................................          0.10%         0.14%          0.85%(e)
Net assets at end of period (000's)..............................      $ 135,964     $ 184,661       $127,195

(a)  From commencement of operations on December 17, 1998.

(b) Per share data was calculated using average shares outstanding during the period.

(c)  Rounds to less than $0.01.

(d)  Computed giving effect to the Advisor's expense limitation undertaking.

(e)  Annualized.

(f)  Not Annualized.

Report Of Independent Accountants


Report of Independent Accountants

     To the Trustees and Shareholders of

     Liberty-Stein Roe Institutional Floating Rate Income Fund
     Stein Roe Floating Rate Limited Liability Company

     In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets, and cash flows and the financial highlights present fairly, in all material respects, the financial position of Liberty-Stein Roe Institutional Floating Rate Income Fund (the "Fund") and Stein Roe Floating Rate Limited Liability Company (the "Portfolio") at August 31, 2001, the results of each of their operations, the changes in each of their net assets, and the Portfolio's cash flows and each of their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's and Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at August 31, 2001 by correspondence with the custodian and lending or agent banks, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Boston, Massachusetts
     October 24, 2001

Results of Special Meeting of Shareholders (unaudited)

     On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to elect a Board of Trustees to the Fund and to elect a Board of Managers to the Portfolio.
     On September 29, 2000, the record date for the Meeting, the Fund had outstanding 18,681,722 shares of beneficial interest. The votes cast were as follows:

                                                             AUTHORITY
                                        FOR                  WITHHELD
                                        ---                  ---------
To elect a Board of
Trustees to the Fund:
Douglas Hacker                      11,947,869                   0
Janet Langford Kelly                11,947,869                   0
Richard W. Lowry                    11,947,869                   0
Salvatore Macera                    11,947,869                   0
William E. Mayer                    11,947,869                   0
Charles R. Nelson                   11,947,869                   0
John J. Neuhauser                   11,947,869                   0
Joseph R. Palombo                   11,947,869                   0
Thomas E. Stitzel                   11,947,869                   0
Thomas C. Theobald                  11,947,869                   0
Anne-Lee Verville                   11,947,869                   0


                                                             AUTHORITY
                                        FOR                  WITHHELD
                                        ---                  ---------
To elect a Board of Managers
to the Portfolio:
Douglas Hacker                      11,947,869                   0
Janet Langford Kelly                11,947,869                   0
Richard W. Lowry                    11,947,869                   0
Salvatore Macera                    11,947,869                   0
William E. Mayer                    11,947,869                   0
Charles R. Nelson                   11,947,869                   0
John J. Neuhauser                   11,947,869                   0
Joseph R. Palombo                   11,947,869                   0
Thomas E. Stitzel                   11,947,869                   0
Thomas C. Theobald                  11,947,869                   0
Anne-Lee Verville                   11,947,869                   0

  LOGO: Stein Roe Mutual Funds

          One Financial Center
         Boston, MA 02111-2621
                  800-338-2550

                                                        S87-02/322H-0801 (10/01)
                                                                         01/1891